Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2025-A

Collection Period	04/01/26-04/30/26
Determination Date	5/11/2026
Distribution Date	5/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-283219-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$544,652,706.87
2.	Collections allocable to Principal		$16,768,496.33
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$3,876,891.84
5.	Pool Balance on the close of the last day of the related Collection Period		$524,007,318.70
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		29,301
7.	Initial Pool Balance		$826,876,936.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$75,129,437.45	$63,004,399.38
	c. Class A-2b Floating Rate Note Balance	$40,641,262.27	$34,082,224.04
	d. Class A-3 Note Balance	$164,220,000.00	$164,220,000.00
	e. Class B Note Balance	$57,880,000.00	$57,880,000.00
	f. Class C Note Balance	$62,020,000.00	$62,020,000.00
	g. Class D Note Balance	$70,280,000.00	$70,280,000.00
	h. Class E Note Balance	$22,740,000.00	$22,740,000.00
	i. Note Balance (sum a - h)	$492,910,699.72	$474,226,623.42
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.4064126	0.3408222
	c. Class A-2b Floating Rate Note Pool Factor	0.4064126	0.3408222
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Class E Note Pool Factor	1.0000000	1.0000000
	j. Note Pool Factor	0.6161384	0.5927833
10.	Overcollateralization Target Amount		$49,780,695.28
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$49,780,695.28
12.	Weighted Average Coupon		16.09%
13.	Weighted Average Original Term	months	69.14
14.	Weighted Average Remaining Term	months	48.89
15.	30 day Average SOFR for the accrual period ending 5/14/2026		3.63980%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2026		4.31980%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,127,843.44
	b. Liquidation Proceeds allocable to Finance Charge		$1,955.01
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,129,798.45
18.	Principal:
	a. Collections allocable to Principal		$16,768,496.33
	b. Liquidation Proceeds allocable to Principal		$1,787,183.90
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$18,555,680.23
19.	Total Finance Charge and Principal Collections (17d + 18d)		$25,685,478.68
20.	Interest Income from Collection Account		$64,697.53
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$25,750,176.21

Available Funds
23.	Available Collections	$25,750,176.21
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$25,750,176.21
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,021,223.83
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,021,223.83
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$298,013.44
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$298,013.44
	i. Class A-2b Monthly Interest	$146,301.77
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$146,301.77
	m. Class A-3 Monthly Interest	$652,774.50
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$652,774.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$241,649.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$241,649.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$282,191.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$282,191.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$343,200.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$343,200.67

36.	Quaternary Principal Distributable Amount	$0.00
37.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$0.00

	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$0.00
38.	Quinary Principal Distributable Amount	$0.00
39.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$2,985,354.21
40.	Reserve Account Deficiency	$0.00
41.	Regular Principal Distributable Amount	$18,684,076.30
42.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
43.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
44.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
45.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,129,798.45
	b. Total Daily Deposits of Principal Collections	$18,555,680.23
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$64,697.53
	e. Total Deposits to Collection Account (sum a - d)	$25,750,176.21
46.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,021,223.83
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,648,206.68
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,080,745.70
	f. Total Withdrawals from Collection Account (sum a - e)	$25,750,176.21
Note Payment Account Activity
47.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$298,013.44
	c. Class A-2b Interest Distribution	$146,301.77
	d. Class A-3 Interest Distribution	$652,774.50
	e. Class B Interest Distribution	$241,649.00
	f. Class C Interest Distribution	$282,191.00
	g. Class D Interest Distribution	$343,200.67
	h. Class E Interest Distribution	$0.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$12,125,038.07
	k. Class A-2b Principal Distribution	$6,559,038.23
	l. Class A-3 Principal Distribution	$0.00
	m. Class B Principal Distribution	$0.00
	n. Class C Principal Distribution	$0.00
	o. Class D Principal Distribution	$0.00
	p. Class E Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$20,648,206.68
48.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$12,423,051.51
	c. Class A-2b Distribution	$6,705,340.00
	d. Class A-3 Distribution	$652,774.50
	e. Class B Distribution	$241,649.00
	f. Class C Distribution	$282,191.00
	g. Class D Distribution	$343,200.67

h. Class E Distribution	$0.00
i. Total Withdrawals from Note Payment Account (sum a - h)	$20,648,206.68

Certificate Payment Account Activity
49.	Deposits to Certificate Payment Account from Excess Collections	$4,080,745.70
50.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$4,080,745.70
Required Reserve Account Amount		0.15%
51.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$8,268,769.37
Reserve Account Reconciliation
52.	Beginning Balance (as of end of preceding Distribution Date)	$8,268,769.37
53.	Investment Earnings	$24,139.04
54.	Reserve Account Draw Amount	$0.00
55.	Reserve Account Amount (Ln 52 + Ln 53 - Ln 54)	$8,292,908.41
56.	Deposit from Available Funds (Ln 46d)	$0.00
57.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
58.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$24,139.04
59.	Ending Balance (Ln55 + Ln56 - Ln57 - Ln58)	$8,268,769.37
60.	Reserve Account Deficiency (Ln52 - Ln59)	$0.00
Instructions to the Trustee
61.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
62.	Amount to be paid to Servicer from the Collection Account	$1,021,223.83
63.	Amount to be deposited from the Collection Account into the Note Payment Account	$20,648,206.68
64.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$4,080,745.70
65.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
66.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$24,139.04
67.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$12,423,051.51
69.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,705,340.00
70.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$652,774.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$241,649.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$282,191.00
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$282,191.00
74.	Amount to be paid to Class E Noteholders from the Note Payment Account	$0.00
75.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$4,080,745.70

Delinquency Activity
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	1,859	$36,733,496.76
	b. 61 to 90 days past due	1,058	$20,884,149.30
	c. 91 to 120 days past due	252	$4,632,198.06
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	3,169	$62,249,844.12
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 76e / Ln 5)		11.8796%

77.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	209	$3,876,891.84
79.	Recoveries	316	$1,789,138.91
80.	Net Losses (Ln 78 - Ln 79)		$2,087,752.93
81.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 80 / Ln 1)		0.3833%

Cumulative Loss Activity
		Number of Loans	Principal Balance

82.	Defaulted Receivables (charge-offs)	2,375	$45,068,665.65
83.	Recoveries	1,699	$14,966,745.26
84.	Cumulative Net Losses (Ln 82 - Ln 83)		$30,101,920.39
85.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 84 / Ln 7)		3.6404%
86.	Average Net Loss on Defaulted Receivables		$12,674.49

Other Servicing Information

87.	Principal Balance of Receivables extended during the Collection Period		$12,569,064.23
88.	Pool Balance on the close of the last day of the preceding Collection Period		$544,652,706.87
89.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.31%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 11, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer